NOTES PAYABLE AND LINES OF CREDIT (Details 2)	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Contractual interest expense	$ 1,305,000
Amortization of debt discounts	1,218,064
Total	$ 2,523,064